INVESTMENTS	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 5 - INVESTMENTS

Artemis Therapeutics, Inc.

As of December 31, 2022, the Company owns less than 1% of the issued and outstanding share capital of Artemis Therapeutics, Inc. (“ATMS”). On March 6, 2022, ATMS entered into a Share Exchange Agreement with Manuka Ltd. and the shareholders of Manuka Ltd., a company incorporated in Israel engaged in developing and manufacturing skincare products based on Manuka honey and bee venom. Following those agreements Manuka Ltd. became a wholly owned subsidiary of the ATMS. As the shareholders of Manuka Ltd. received the largest ownership interest in ATMS, Manuka Ltd. was determined to be the “accounting acquirer” in a reverse recapitalization.

The market value of the Company's investment in ATMS as of December 31, 2022 and 2021 is $146 and $120, respectively. The Company evaluated the stock price of ATMS but as ATMS share price is low, the number of shares that are being traded is low, and as ATMS still does not have any material revenue or profitable operations, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of December 31, 2022, the Company’s investment is 33,789KRW ($27). For the years ended December 31, 2022, 2021 and 2020, the Company recognized a loss in its consolidated statements of operations of 125,240 KRW, 10,491 KRW and 17,742 KRW, respectively ($97, $8 and $15 as of December 31, 2022, 2021 and 2020, respectively) from its investment in the JVC. In January 1, 2023, the Company sold its part in the JVC to the South Korean Company for an amount of €25 ($27 as of December 31, 2022). At December 31, 2022 the Company wrote off $131 of the investment to match the balance to the sale price.

Mesh Technologies, Inc.

In January 2019, the Company invested an amount of $50 in Mesh Technologies, Inc. (“Mesh”), a company incorporated in the USA. As of December 31, 2021, the investment represented less than 1% of the issued and outstanding share capital of Mesh. Mesh is a technology company providing cross border payments technology by innovating on the existing payment rails of established card networks available in the market. As Mesh is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment. In December 2021, the Company sold approximately 25% of its investment for a total amount of $200 and recognized a gain of $186.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased few types of shares representing 22.6% of Arrow’s equity for an amount of $22 and shareholders loans were purchased for a price of $1,728 ($4,146 stated value less $2,418 allowance for credit losses, which have not changed since the acquisition). The Company uses the equity method for this investment. During the years ended December 31, 2022, 2021 and 2020, the Company recognized its share in Arrow losses in the amount of $0, $975 and $775, respectively, from this investment.

The Company suspended its use of the equity method to accounting for this investment in 2023 after its investment balance was reduced to zero.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2025. Some Directors, managers and shareholders of Arrow are related parties of the Company.

GreenFox Logistics LLC.

In March 2020, the Company invested an amount of $100 in GreenFox Logistics, LLC. (“GreenFox”), a company incorporated in the USA. The investment was done as SAFE investment (Simple Agreement for Future Equity). GreenFox is an on-demand delivery/moving/transportation company. As GreenFox is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

SardineAI Corp.

In August 2020, the Company invested an amount of $50 in SardineAI Corp (“SardineAI”), a company incorporated in the USA. In return, the Company received preferred shares representing less than 1% of SardineAI equity. SardineAI is a Fraud Prevention-as-a-Service (FaaS) platform for Digital businesses to detect frauds and financial crimes. As SardineAI is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment. In January 2023, the Company sold approximately 85% of its investment for a total amount of $756.

Silver Circle One

In December 2021, March 2022 and December 2022, the Company invested a total amount of $38 in Silver Circle One, a capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies. The company committed to invest up to $100 on the pool. As Silver Circle One is a private, closely held fund, there is no active market for this investment. Therefore, the company measures the investment at cost minus impairment.

Justt Fintech Ltd (previously Acrocharge Ltd)

In December 2021, the Company invested an amount of $50 in Justt Fintech Ltd (“Justt”), a company incorporated in Israel. As of December 31, 2022, the investment represented less than 1% of the issued and outstanding share capital of Justt Fintech Ltd. Justt is a technology company which fully automated chargeback disputes on behalf of online merchants. As Justt is a private, closely held company, there is not active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Nilus OS Ltd

In March 2022, the Company invested an amount of $25 in Nilus OS Ltd. (“Nilus”), a company incorporated in Israel. As of December 31, 2022, the investment represented less than 1% of the issued and outstanding share capital of Nilus. Nilus is a company that automates payment and financial workflows for platforms that involve transfers of money. As Nilus is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.